SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
NOTE 11: -	SHARE-BASED COMPENSATION

a.	Share incentive plans:

In 2016, the Company’s Board of Directors adopted an Employee Shares Incentive Plan (the “2016 Plan”). Under the 2016 Plan, options may be granted to employees, officers, consultants and directors of the Company and its subsidiaries.

The 2016 plan was terminated in 2021, although option awards outstanding as of that date will continue in full force in accordance with the terms under which they were granted.

In 2021, the Company’s Board of Directors adopted a new Share Incentive Plan (the “2021 Plan”). According to the 2021 Plan, share awards, options to purchase shares or restricted share units (RSUs) may be granted to employees, directors, consultants and other service providers of the Company or any affiliate of the Company.

Under the 2021 Plan, as of December 31, 2025, a total of 579,177 shares were still available for future grant. Each option granted under the 2021 Plan expires no later than seven years from the date of grant. The options vest primarily over four years of employment unless the Board of Directors and the Board of Director’s Compensation Committee determines otherwise. Any option which is forfeited or cancelled before expiration becomes available for future grants.

b.	Options granted:

The fair value of the Company’s share options granted for the years ended December 31, 2025, 2024 and 2023, was estimated using the following weighted average assumptions:

	Year ended December 31,
	2025	2024	2023

Expected term, in years	4.57	4.57	4.59
Expected volatility	67%	69%	67%
Risk-free interest rate	3.74%-4.10%	3.72%-4.40%	4.30%-4.55%
Expected dividend yield	0%	0%	0%

The weighted-average grant date fair value of options granted during the years ended December 31, 2025, 2024 and 2023, was $0.88, $0.47 and $2.26, respectively.

Exercise price - from the date the Company became public, the fair value of each ordinary share was based on the closing price of the Company’s publicly traded ordinary shares as reported on the date of the grant.

Expected volatility - as the Company became public in April 2021, there is not sufficient historical volatility for the expected term of the share options. Therefore, the Company uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

Expected term (years) - represents the period that the Company’s options granted are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the share options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.

Risk-free interest rate - the Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Expected dividend yield - since inception, the Company has not paid and does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.

A summary of option balances as of December 31, 2025, and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2025	10,857,287	$4.76	4.20	$4,343

Granted	550,016	$1.55
Exercised	1,094,849	$0.73		$705
Forfeited	120,716	$3.66
Expired	646,042	$5.1

Outstanding at December 31, 2025	9,545,696	$5.03	3.36	$539

Exercisable at December 31, 2025	8,496,180	$5.41	3.06	$507

c.	RSUs and PSUs granted:

A summary of RSUs and PSUs activity for the year ended December 31, 2025, is as follows:

	Number of shares	Weighted average grant date fair value per share

Unvested as of January 1, 2025	16,859,323	$2.15
Granted	17,509,288	$1.27
Vested	5,569,484	$2.24
Forfeited	3,374,691	$2.99
Unvested as of December 31, 2025	25,424,436	$1.41

d.	CEO grant:

On December 16, 2025, the Company’s general meeting of shareholders approved an equity grant for the Company’s CEO of 6,256,265 Performance Share Units (“PSUs”), with vesting conditions subject to both achievement of long-term ordinary share price performance criteria (ranging between $2.0 and $5.5) and continued employment on each applicable vesting date.

The fair value of the Company’s PSUs was estimated using a Monte-Carlo pricing model under the following assumptions:

Year ended December, 31,2025

Share price	$1.20
Expected volatility	86.61%
Risk-free interest rate	3.69%
Expected dividend yield	0%
Expected term (years)	2.67-2.98

The grant date fair value of the award was $5,891. The share price value was based on the market closing price as of the grant date. The Company estimates the expected volatility of the PSUs based on the historical volatility of the Company’s share price and of a selected peer companies that matches the expected remaining life of the PSUs. The risk-free interest rate was determined based on the U.S. Treasury zero-coupon yield curve as of the grant date for a maturity similar to the expected term of the PSUs.

e.
The total share-based compensation expense related to all of the Company’s equity-based awards, which include options, RSUs and PSUs recognized in the Company’s consolidated statements of operations are as follow:

	Year ended December 31,
	2025	2024	2023

Cost of revenues	$5,211	$2,720	$1,587
Research and development	6,243	11,221	13,690
Sales and marketing	790	1,228	1,409
General and administrative	3,710	4,513	5,634

	$15,954	$19,682	$22,320

As of December 31, 2025, unrecognized compensation cost related to share options, RSUs and PSUs was $32,997, which is expected to be recognized over a weighted average period of 3.20 years.